UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-21455

Guggenheim Enhanced Equity Strategy Fund

(Exact name of registrant as specified in charter)

227 West Monroe
Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe
Chicago, IL 60606

(Name and address of agent for service)
Registrant's telephone number, including area code:    (312) 827-0100

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM/GGE

...YOUR PATH TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT THE GUGGENHEIM ENHANCED EQUITY STRATEGY FUND

The shareholder report you are reading right now is just the beginning of the story.

Online at guggenheiminvestments.com/gge, you will find:

•	Daily, weekly and monthly data on share prices, net asset values, dividends and more

•	Portfolio overviews and performance analyses

•	Announcements, press releases and special notices

•	Fund and adviser contact information

We are constantly updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

April 30, 2015

DEAR SHAREHOLDER

We thank you for your investment in the Guggenheim Enhanced Equity Strategy Fund (the “Fund”). This report covers the Fund’s performance for the six months ended April 30, 2015.

The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of capital appreciation.

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended April 30, 2015, the Fund generated a return of 0.42% based on market price and a return of 4.02% based on NAV. As of April 30, 2015, the Fund’s market price of $17.80 represented a discount of 8.20% to NAV of $19.39.

Past performance is not a guarantee of future results. The Fund’s NAV performance data reflects fees and expenses of the Fund. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.

The Fund paid a quarterly distribution of $0.485 in November 2014 and in February 2015. The most recent distribution represents an annualized distribution rate of 10.90% based on the Fund’s closing market price of $17.80 as of April 30, 2015. Please see Note 2(d) on page 21 for more information on distributions for the period.

Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) serves as the investment adviser to the Fund. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser and is responsible for the management of the Fund’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

GPIM seeks to achieve the Fund’s investment objectives by obtaining broadly diversified exposure to the equity markets and utilizing an enhanced equity option strategy developed by GPIM. In connection with the implementation of GPIM’s strategy, the Fund utilizes financial leverage. The goal of the use of financial leverage is to enhance shareholder value, consistent with the Fund’s investment objective. The Fund’s use of financial leverage is intended to be flexible in nature and is monitored and adjusted, as appropriate, on an ongoing basis by the Adviser and GPIM. Leverage is generally maintained at approximately 30% of the Fund’s total assets. The Fund currently employs financial leverage through the use of a bank line of credit.

We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 35 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the quarterly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at the greater of NAV per share or 95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the potential benefits of compounding returns over time.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 3

April 30, 2015

To learn more about the Fund’s performance and investment strategy for the six months ended April 30, 2015, we encourage you to read the Questions & Answers section of this report, which begins on page 5.

We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/gge.

Sincerely,
Donald C. Cacciapaglia
President & Chief Executive Officer
Guggenheim Enhanced Equity Strategy Fund
May 31, 2015

4 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS	April 30, 2015

The Guggenheim Enhanced Equity Strategy Fund (the “Fund”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”). This team includes B. Scott Minerd, Chairman of Investments and Global Chief Investment Officer; Anne Bookwalter Walsh, CFA, JD, Assistant Chief Investment Officer; Farhan Sharaff, Assistant Chief Investment Officer, Equities; Jayson Flowers, Senior Managing Director and Head of Equity and Derivative Strategies; and Daniel Cheeseman, Portfolio Manager. In the following paragraphs, the investment team discusses positioning of the Fund and performance for the six-month period ended April 30, 2015.

Please describe the Fund’s objective and management strategies.

The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of capital appreciation. The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. GPIM seeks to achieve the Fund’s investment objectives by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy developed by GPIM. The Fund may seek to obtain exposure to equity markets through investments in exchange-traded funds or other investment funds that track equity market indices, through investments in individual equity securities, and/or through derivative instruments that replicate the economic characteristics of exposure to equity securities or markets.

The Fund utilizes leverage to seek to deliver a portfolio targeting similar risk exposure as the Standard & Poor’s 500® Index (the “S&P 500”) while presenting the potential benefit of greater income and a focus on capital appreciation.

Currently the Fund seeks to obtain exposure to equity markets by investing primarily in exchange-traded funds (“ETFs”). ETFs are selected for broadly based market exposure and broad sector exposures. Only highly liquid securities are held, since liquidity is essential for a strategy that seeks to benefit from market volatility.

The Fund has the ability to sell call options on the ETFs or on indices that the ETFs may track, which will typically be at- or out-of-the money. GPIM’s strategy typically targets one-month options, although options of any strike price or maturity may be used. The Fund may, but does not have to, write options covering 100% of the equity holdings in its portfolio. The option overwriting ratio may be adjusted depending on the investment team’s view of the market.

The Fund may engage in selling call options on indices, which could include securities that are not specifically held by the Fund. In connection with the Fund’s ability to sell call options that are not “covered” by the Fund’s portfolio holdings, the Fund earmarks or segregates cash or liquid securities or otherwise covers such transactions.

An option on an index is considered covered if the Fund also holds shares of a passively managed ETF that fully replicates the respective index and has a value at least equal to the notional value of the option written.

The Fund seeks to achieve its primary investment objective of seeking a high level of current income through premiums received from selling options and dividends paid on securities owned by the Fund.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 5

QUESTIONS & ANSWERS continued	April 30, 2015

Although the Fund will receive premiums from the options written, by writing a covered call option, the Fund forgoes any potential increase in value of the underlying securities above the strike price specified in an option contract through the expiration date of the option.

To the extent the Fund’s strategy seeks to achieve broad equity exposure through a portfolio of common stocks, the Fund would expect to hold a diversified portfolio of stocks. To the extent GPIM’s equity exposure strategy is implemented through investment in broad-based equity ETFs or other investment funds or derivative instruments that replicate the economic characteristics of exposure to equity securities markets, the Fund’s portfolio is expected to comprise fewer holdings.

The Fund ordinarily focuses its investments on securities of U.S. issuers, but may invest up to 15% of its total assets in U.S. dollar-denominated securities of foreign issuers. The Fund may invest in or seek exposure to equity securities of issuers of any market capitalization.

What was the economic and market environment over the last six months?

As of the six months ended April 30, 2015, the U.S. remains a bright spot in the global economy. Harsh winter weather did cause U.S. growth to slow dramatically in the first quarter of 2015, but the economy should bounce back, similar to a year ago. The underlying fundamentals of the U.S. economy are strong, even though interim data is weaker, and we are now in a self-sustained economic expansion.

An improving labor market, an increase in family formation, subdued mortgage rates, and tight housing inventory all point to a rebound in the in the housing market, which is key to the ongoing recovery. Lower energy prices are acting as a tax cut for U.S. consumers. Ideally this would free up discretionary spending in other areas, of which we have seen some evidence. A U.S. Federal Reserve (Fed) rate hike appears to be drawing nearer, with the likely timeframe being in the fall of 2015. Liquidity from foreign central banks and comparatively attractive yields have been pushing global investors to U.S. Treasuries, which should continue to hold down interest rates in the near term, but more volatility is evident both in the U.S. and overseas. The Fed is focused on wage growth, an indicator of inflationary pressure. With recent minimum wage increases and a falling unemployment rate, wages could begin to accelerate this year.

Oil is key to the global outlook. While some technical indicators are pointing to a bottom in oil, U.S. production continues to increase and inventory levels keep making new highs. Once inventories in the U.S. are full, the oversupply of oil could push prices lower. Based on the resilience of U.S. production and OPEC’s unwillingness to cut production, oil prices are likely to stay in a low range for the next few years.

The economy in Europe has been strengthening on the back of European Central Bank (ECB) quantitative easing and a steady depreciation of the euro. In Japan, the impact of ongoing monetary accommodation on the economy is more muted, but the “Abenomics” is likely to continue to be supportive of the equities markets. The Chinese economy is slowing down and policymakers appear likely to continue to ease monetary policy and do whatever is necessary to maintain growth at an acceptable level in the near term.

Several challenges remain on the horizon, including a stronger dollar. But there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes

6 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS continued	April 30, 2015

several years for a recession to be induced. Once the Fed begins its tightening process, the terminal value of the Fed Funds rate may be lower than expected. Based on the level of debt in the economy, we currently expect that the Fed would stop tightening around 2.5% or 3.0%, a level we are unlikely to arrive before late 2017 or early 2018. We believe the U.S. would not face a recession until about a year later.

How did the Fund perform in this environment?

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended April 30, 2015, the Fund generated a return of 0.42% based on market price and a return of 4.02% based on NAV. As of April 30, 2015, the Fund’s market price of $17.80 represented a discount of 8.20% to NAV of $19.39. As of October 31, 2014, the Fund’s market price of $18.70 represented a discount of 4.49% to NAV of $19.58.

Past performance is not a guarantee of future results. The Fund’s NAV performance data reflects fees and expenses of the Fund. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.

The CBOE S&P 500 BuyWrite Index (“BXM”), the covered call benchmark used by the Fund for decomposing performance, returned 4.01% for the six-month period ended April 30, 2015. The S&P 500, returned 4.40% for the period.

The Fund’s market price performance reflects an increase in its discount to NAV, widening from -4.49% six months ago to -8.20% as of April 30, 2015. The return of the S&P 500, which notched an all-time high in the period, exceeded both the market-price and NAV return of the Fund. The Fund aims to have volatility similar to the S&P 500 Index. Over the period the Fund’s standard deviation was 13.7%, compared with 12.4% for the S&P 500 Index. The Fund’s distribution rate, 10.90%, based on the Fund’s most recent distribution annualized and the closing market price on April 30, 2015, outpaced the approximately 2% yield of the S&P 500.

Equity market volatility as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), a proxy for implied volatility, was above 20 at several points early in the period, due to concerns about global growth, but then subsided as the first quarter of 2015 ended. The low implied volatility for most of the period reduced the premiums the Fund gained through the sale of call options, limiting a source of potential alpha for the Fund.

What were the Fund’s distributions?

The Fund paid a quarterly distribution of $0.485 in November 2014 and in February 2015. The most recent distribution represents an annualized distribution rate of 10.90% based on the Fund’s closing market price of $17.80 as of April 30, 2015. Please see Note 2(d) on page 21 for more information on distributions for the period.

What drove the Fund’s performance?

Equity prices continued to climb through the period, with major indices setting a series of new highs. Particularly noteworthy was the NASDAQ composite, which broke through its previous peak of 15 years

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 7

QUESTIONS & ANSWERS continued	April 30, 2015

ago. Liquidity continued to come out of Europe and Asia, helping maintain the positive environment for risk assets in the U.S.

Among the factors influencing Fund performance, returns on underlying portfolio holdings was a major contributor. The broad tech measure (NASDAQ 100) was one of the strongest performers, returning 6.78% for the six-month period, followed by the 4.65% return of the small-cap oriented Russell 2000. The S&P 500 returned 4.40% and the Dow Jones Industrial Average returned 3.78%. The Fund tends to be composed of a wide set of equity index exposures, so performance is a weighted average blend of underlying holdings and the options sold against them.

In addition, during the six-months ended April 30, 2015 the Fund received approximately $908,000 related to class action settlements from securities that the Fund purchased dating back to the inception of the Fund in 2004. The net impact of these payments to the Fund’s NAV return was approximately 0.93%. The timing and amount of any additional future class action payments is unknown.

The period was marked by relatively low implied volatility and sluggish realized moves. In such times, the premium received from the Fund’s option sales does not offset the loss sustained by capping gains of underlying holdings.

The use of leverage positively contributed to Fund performance, which is typically the case when the market moves higher over a specific period. The use of leverage within the strategy is part of the rule set, with the amount of leverage employed changing in accordance with variability in economic conditions. Leverage is generally maintained at approximately 30% of the Fund’s total assets through the use of a bank line of credit. Leverage at the end of the period was approximately 33% of the Fund’s total assets. There is no guarantee that the Fund’s leverage strategy will be successful, and the Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile than if no leverage was employed by the Fund.

Do you have any other comments about the Fund?

The Fund’s NAV return and market return lagged the broad market. The six-month period ending April 30, 2015, was characterized by above-average equity returns coupled with relatively low levels of implied volatility. In such an atypical environment, the Fund may underperform; however, over time, the Fund seeks to outperform its benchmark with similar risk and greater income.

Index Definitions:

Indices are unmanaged and it is not possible to invest directly in an index.

The Chicago Board Options Exchange Volatility Index, often referred to as the VIX (its ticker symbol), the fear index or the fear gauge, is a measure of the implied volatility of S&P 500 options. It represents a measure of the market’s expectation of stock market volatility over the next 30-day period. Quoted in percentage points, the VIX represents the expected daily movement in the S&P 500 over the next 30-day period, which is then annualized.

8 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS continued	April 30, 2015

The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to show the hypothetical performance of a portfolio that purchases all the constituents of the S&P 500 Index and then sells at-the-money (meaning same as purchase price) calls of one-month duration against those positions.

The S&P 500 is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

GGE Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass. There can be no assurance that the Fund will achieve its investment objectives. The value of the Fund will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value. Past performance does not guarantee future results.

Please see guggenheiminvestments.com/gge for a detailed discussion of the Fund’s risks and other considerations.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 9

FUND SUMMARY (Unaudited)	April 30, 2015

Fund Statistics
Share Price	$17.80
Net Asset Value	$19.39
Discount to NAV	-8.20%
Net Assets ($000)	$96,831

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED APRIL 30, 2015
						Since
	Six Month	One	Three	Five	10	Inception
	(Non-annualized)	Year	Year	Year	Year	(01/27/04)
Guggenheim Enhanced
Equity Strategy Fund
NAV	4.02%	6.45%	8.86%	10.64%	-9.37%	-7.39%
Market	0.42%	3.74%	11.08%	12.57%	-8.58%	-7.76%

Portfolio Breakdown	% of Net Assets
Other Instruments:
Exchange-Traded Funds	148.8%
Short Term Investments	1.5%
Options Written	-0.4%
Total Other Instruments	149.9%
Total Investments	149.9%
Other Assets & Liabilities, net	-49.9%
Net Assets	100.0%

Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions. NAV performance data reflects fees and expenses of the fund. All portfolio data is subject to change daily. For more current information, please visit guggenheiminvestments.com/gge. The above summaries are provided for information purposes only and should not be viewed as recommendations.

10 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited) continued	April 30, 2015

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 11

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 148.8%
SPDR S&P 500 ETF Trust1	301,331	$62,833,541
iShares S&P 500 Growth ETF1	230,053	26,343,369
iShares S&P 500 Value ETF1	253,581	23,808,720
Powershares QQQ Trust Series 11	145,246	15,632,827
iShares Russell 2000 ETF1	128,108	15,521,565
Total Exchange-Traded Funds
(Cost $146,243,050)		144,140,022

SHORT TERM INVESTMENTS† - 1.5%
Dreyfus Treasury Prime Cash Management Institutional Shares	1,430,987	1,430,987
Total Short Term Investments
(Cost $1,430,987)		1,430,987
Total Investments - 150.3%
(Cost $147,674,037)		$145,571,009

	Contracts
	(100 shares
	per contract)	Value
OPTIONS WRITTEN† - (0.4)%
Call options on:
NASDAQ 100 Index Expiring May 2015 with strike price of $4,500.00*	70	$(116,550)
Russell 2000 Index Expiring May 2015 with strike price of $1,250.00*	254	(116,840)
S&P 500 Index Expiring May 2015 with strike price of $2,110.00*	150	(141,750)
Total Call options		(375,140)
Total Options Written
(Premiums received $1,020,493)		(375,140)
Other Assets & Liabilities, net - (49.9)%		(48,365,247)
Total Net Assets - 100.0%		$96,830,622

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 4.
1	Security is segregated as collateral for open written contracts and borrowings outstanding.
S&P	Standard & Poor’s.

See notes to financial statements.

12 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2015

ASSETS:
Investments, at value (Cost $147,674,037)	$145,571,009
Receivables:
Investments sold	111,271
Other Assets	10,010
Total assets	145,692,290
LIABILITIES:
Borrowings	48,000,000
Options written, at value (Premiums received of $1,020,493)	375,140
Interest due on borrowings	13,197
Payable for:
Investments purchased	256,280
Investment advisory fees	94,966
Fund accounting fees	5,862
Administration fees	2,766
Other fees	113,457
Total liabilities	48,861,668
NET ASSETS	$96,830,622
NET ASSETS CONSIST OF:
Common shares, $0.01 par value per share; unlimited number of shares
authorized, 4,993,991 shares issued and outstanding	$49,940
Additional paid-in capital	743,998,226
Accumulated net investment loss	(5,693,459)
Accumulated net realized loss on investments and options	(640,066,410)
Net unrealized depreciation on investments and options	(1,457,675)
NET ASSETS	$96,830,622
Shares outstanding ($0.01 par value with unlimited amount authorized)	4,993,991
Net asset value, per share	$19.39

See notes to financial statements.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 13

STATEMENT OF OPERATIONS	April 30, 2015
For the Six Months Ended April 30, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,264,710
Interest	3
Total investment income	1,264,713
EXPENSES:
Investment advisory fees	601,945
Interest expense	213,658
Professional fees	48,515
Trustee fees	36,650
Fund accounting fees	25,476
Printing fees	21,730
Administration fees	19,475
Registration fees	11,324
Transfer agent fees	9,920
Insurance	6,396
Custodian fees	4,686
Other fees	118
Total expenses	999,893
Less:
Expenses waived by advisor	(35,408)
Net expenses	964,485
Net investment income	300,228
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,256,639
Options written	(9,302,581)
Net realized gain	2,954,058
Net change in unrealized appreciation (depreciation) on:
Investments	(5,217,035)
Options written	5,854,566
Net change in unrealized appreciation (depreciation)	637,531
Net realized and unrealized gain	3,591,589
Net increase in net assets resulting from operations	$3,891,817

See notes to financial statements.

14 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	April 30, 2015

	Period Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$300,228	$(1,282,186)
Net realized gain on investments and options	2,954,058	14,173,313
Net change in unrealized appreciation (depreciation) on
investments and options	637,531	(3,191,999)
Net increase in net assets resulting from operations	3,891,817	9,699,128
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,844,171)	(9,688,344)
Net increase (decrease) in net assets	(952,354)	10,784
NET ASSETS:
Beginning of period	97,782,976	97,772,192
End of period	$96,830,622	$97,782,976
Distributions in excess of net investment loss at
end of period	$(5,693,459)	$(1,149,516)

See notes to financial statements.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 15

STATEMENT OF CASH FLOWS	April 30, 2015
For the Six Months Ended April 30, 2015 (Unaudited)
Cash Flows from Operating Activities:
Net Increase in net assets resulting from operations	$3,891,817
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating and Investing Activities:
Net change in unrealized depreciation on investments	5,217,035
Net change in unrealized appreciation on options	(5,854,566)
Net realized gain on investments	(12,256,639)
Net realized loss on options	9,302,581
Purchase of long-term investments	(381,909,061)
Proceeds from sale of long-term investments	388,553,863
Premiums received on written options	30,535,692
Cost of written options closed	(40,191,813)
Corporate actions and other payments	907,558
Net proceeds from sale of short-term investments	1,945,920
Increase in investments sold receivable	(111,271)
Decrease in dividends receivable	22,151
Decrease in other assets	4,940
Increase in investments purchased payable	256,280
Decrease in interest payable on borrowings	(280)
Increase in advisory fee payable	5,026
Increase in fund accounting fee payable	1,077
Increase in administration fee payable	173
Increase in total other fees	16,523
Net Cash Provided by Operating and Investing Activities	$337,006
Cash Flows From Financing Activities:
Distributions paid	(4,844,171)
Proceeds from borrowings	11,000,000
Payments made on borrowings	(6,500,000)
Net Cash Used in Financing Activities	(344,171)
Net decrease in cash	(7,165)
Cash at Beginning of Period	7,165
Cash at End of Period	$–
Supplemental Disclosure of Cash Flow Information: Cash paid during the period
for interest	$213,938

See notes to financial statements.

16 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	April 30, 2015

	For the Period Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Period Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$19.58		$19.58	$19.31	$18.09	$16.92		$14.86
Income from investment operations:
Net investment income (loss)(a)	0.06		(0.26)	(0.15)	(0.15)	0.23		0.49
Net gain on investments (realized and unrealized)	0.72		2.20	2.19	2.62	1.65		2.15
Less distributions to preferred shareholders from net investment
income and return of capital	—		—	—	—	—		(0.02)
Total from investment operations	0.78		1.94	2.04	2.47	1.88		2.62
Less distributions to common shareholders from:
Net investment income	(0.97)		(1.94)	(0.87)	(1.25)	(0.27)		(0.56)
Return of capital	—		—	(0.90)	—	(0.44)		—
Total distributions to shareholders	(0.97)		(1.94)	(1.77)	(1.25)	(0.71)		(0.56)
Net asset value, end of period	$19.39		$19.58	$19.58	$19.31	$18.09		$16.92
Market Value, end of period	$17.80		$18.70	$19.13	$17.96	$15.45		$14.86
Total Return(b)
Net asset value	4.02%		10.10%	11.26%	13.99%	11.34%		18.01%
Market value	0.42%		8.17%	17.47%	25.22%	8.79%		8.45%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$96,831		$97,783	$97,772	$96,454	$90,330		$84,493
Ratio to average net assets of:
Net investment income	0.63	%(h)	(1.29)%	(0.79)%	(0.77)%	1.30%		3.04%
Total expenses(c)	2.09	%(h)	1.88%	1.85%	1.96%	2.32%		2.79%
Net expenses(c)(d)(e)	2.01	%(h)	1.81%	1.78%	1.89%	2.23%		2.68%
Portfolio turnover rate(i)	266%		566%	651%	645%	267	%(g)	26%

See notes to financial statements.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 17

FINANCIAL HIGHLIGHTS continued	April 30, 2015

	For the Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010
Senior Indebtedness
Total Borrowings outstanding (in thousands)	$48,000	$43,500	$32,000	$40,000	$26,000	$33,000
Asset Coverage per $1,000 of indebtedness(f)	$3,017	$3,248	$4,055	$3,411	$4,474	$3,560

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV") or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund's Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions.

(c)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.22% for the six months ended April 30, 2015, 0.21% for the year ended October 31, 2014, 0.21% for the year ended October 31, 2013, 0.26% for the year ended October 31, 2012, 0.14% for the year ended October 31, 2011 and 0.00% for the year ended October 31, 2010.

(d)	Net expense information reflects the expense ratios after expense waivers.
(e)
Excluding interest expense, the annualized net operating expense ratios for the six months ended April 30, 2015 and the year ended October 31, 2014, 2013, 2012, 2011 and 2010 would be 1.57%, 1.49%, 1.46%, 1.55%, 1.90% and 2.18%.

(f)	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total borrowings.
(g)	The increase in portfolio turnover compared to the prior years is the result of the change in the Fund's Sub-Adviser and the resulting reallocation of the portfolio holdings.
(h)	Annualized.
(i)	Portfolio turnover is not annualized for periods of less than one year.

See notes to financial statements.

18 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	April 30, 2015

Note 1 – Organization:

Guggenheim Enhanced Equity Strategy Fund (the “Fund”) was organized as a Delaware statutory trust on October 20, 2003. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of capital appreciation. Effective May 16, 2011, the Fund seeks to achieve its investment objectives by obtaining broadly diversified exposure to the equity markets and utilizing a covered call option strategy which follows a proprietary dynamic rules-based methodology developed by Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim”). Prior to May 16, 2011, the Fund pursued its investment objectives by investing its assets primarily in dividend-paying common and preferred stocks. There can be no assurance that the Fund will achieve its investment objectives. The Fund’s investment objectives are considered fundamental and may not be changed without shareholder approval.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	April 30, 2015

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates fair value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of

20 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	April 30, 2015

premiums and accretion of discount is accrued daily. Proceeds from lawsuits related to investment holdings are recorded as realized gains.

(c) Options

The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the OTC market as a means of achieving additional return or of hedging the value of the Fund’s portfolio. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

(d) Distributions

The Fund declares and pays quarterly distributions to common shareholders. Any net realized long-term gains are distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Fund and the Adviser, GFIA acts as the investment adviser for and supervises the investment and reinvestment of the Fund’s assets, supervises the investment program of the Fund, furnishes offices, necessary facilities and equipment, oversees the activities of the Sub- Adviser, provides personnel including certain officers required for the Fund’s administrative management and compensates the officers and trustees, if any, of the Fund who are its affiliates.

Pursuant to a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Fund, the Adviser and the Sub-Adviser, GPIM provides a continuous investment program for the Fund’s portfolio; provides investment research, makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel.

Under the Advisory Agreement, GFIA is entitled to receive an investment advisory fee at an annual rate equal to 0.85% of the average daily value of the Fund’s total managed assets. Under the terms of a fee waiver agreement, and for so long as the investment sub-adviser of the Fund is an affiliate of GFIA, GFIA has agreed to waive 0.05% of its advisory fee such that the Fund pays to GFIA an investment advisory fee at an annual rate equal to 0.80% of the average daily value of the Fund’s

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	April 30, 2015

total managed assets. Pursuant to the Sub-Advisory Agreement, the Adviser pays to GPIM a sub-advisory fee equal to 0.40% of the average daily value of the Fund’s total managed assets.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Adviser and the Sub- Adviser, provides fund administration services to the Fund. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Fund:

Managed Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended April 30, 2015, the Fund recognized expenses of approximately $19,475 for these services.

RFS serves as the accounting agent of the Fund. As accounting agent, RFS is responsible for maintaining the books and records of the Fund’s securities and cash. RFS receives an accounting fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Fund.

Managed Assets	Rate
First $200,000,000	0.0300%
Next $300,000,000	0.0150%
Next $500,000,000	0.0100%
Over $1,000,000,000	0.0075%
Minimum annual charge	$50,000
Certain out-of-pocket charges	Varies

For the six months ended April 30, 2015, the Fund recognized expenses of approximately $25,476 for these services.

For the purposes of calculating the fees payable under the foregoing agreements, “average daily managed assets” means the average daily value of the Fund’s total assets minus the sum of its accrued liabilities. “Total assets” means all of the Fund’s assets and is not limited to its investment securities. “Accrued liabilities” means all of the Fund’s liabilities other than borrowings for investment purposes.

The Bank of New York Mellon (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets.

Certain officers of the Fund may also be officers, directors and/or employees of the Adviser. The Fund does not compensate its officers who are officers, directors and /or employees of the Adviser.

Note 4 – Fair Value Measurement:

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs

22 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	April 30, 2015

used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of April 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$144,140,022	$–	$–	$144,140,022
Short Term Investments	1,430,987	–	–	1,430,987
Total Assets	$145,571,099	$–	$–	$145,571,099
Liabilities
Options Written	$375,140	$–	$–	$375,140
Total Liabilities	$375,140	$–	$–	$375,140

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the beginning of the current fiscal period.

There were no transfers between levels during the six months ended April 30, 2015.

Note 5 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	April 30, 2015

federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

As of April 30, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of	Gross Tax	Gross Tax	Net Tax Unrealized
Investments for	Unrealized	Unrealized	Depreciation on
Tax Purposes	Appreciation	Depreciation	Investments
$148,015,513	$–	$(2,444,504)	$(2,444,504)

As of October 31, 2014, (the most recent fiscal year end for federal income tax purposes), the tax character of distributable earnings/(accumulated losses) was as follows:

Net Unrealized	Accumulated
Appreciation/	Capital and
Depreciation	Other Losses
$ (2,436,682)	$ (643,828,508)

The differences between book and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

For the year ended October 31, 2014, (the most recent fiscal year end for federal income tax purposes), the tax character of distributions paid to shareholders as reflected in the Statement of Changes in Net Assets was as follows:

Distributions paid from:
Ordinary income	$9,688,344

As of October 31, 2014, (the most recent fiscal year end for federal income tax purposes), the Fund had a capital loss carryforward (“CLCF”) of $642,678,992 available to offset possible future capital gains.

As of October 31, 2014, (the most recent fiscal year end for federal income tax purposes), the Fund anticipates utilizing $14,291,683 of CLCF. Of the CLCF, $193,836,542 is set to expire on October 31, 2016, $443,299,661 is set to expire on October 31, 2017, and $5,542,789 is set to expire on October 31, 2019. In order for the Fund’s CLCF to be beneficially utilized in a given tax year, the Fund’s net investment income plus net realized capital gains must exceed the total Fund distributions for that year. Given the current size of the Fund, it is highly unlikely that the Fund will be able to fully utilize the CLCF prior to its expiration. Such CLCF cannot be utilized prior to the utilization of new capital loss carryovers, if any, created after December 31, 2010. When the Fund utilizes CLCFs to offset its realized gains, distributions to shareholders derived from those realized gains are treated as ordinary income for tax purposes under the Internal Revenue Code and are shown as such on IRS Form 1099 DIV.

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat certain ordinary losses realized between January 1 and October 31 of each year as occurring on the first day of the following tax year. For the year ended October 31, 2014, (the most recent fiscal year end for federal income tax purposes), the following losses reflected in the

24 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	April 30, 2015

October 31, 2014 financial statements were deferred for Federal income tax purposes until November 1, 2014:

Ordinary
$ (1,149,516)

For all open tax years and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).

Note 6 – Investments in Securities:

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding written options and short-term securities, were $381,909,061 and $388,553,863, respectively.

Note 7 – Derivatives:

(a) Options Written

The Fund employs an options strategy in an attempt to generate income and gains from option premiums received from selling options. The Fund’s options strategy follows a proprietary dynamic rules-based methodology.

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Transactions in written option contracts for the six months ended April 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	10,650	$1,374,033
Options written during the period	53,030	30,535,692
Options closed during the period	(63,206)	(30,889,232)
Options outstanding, end of period	474	$1,020,493

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	April 30, 2015

(b) Summary of Derivatives Information

The following table presents the types of derivatives in the Fund by location as presented on the Statement of Assets Liabilities as of April 30, 2015.

Statement of Assets and Liabilities
Presentation of Fair Values of Derivative Instruments:
	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Primary Risk Exposure	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity risk	N/A	$–	Options written,	$375,140
			at value
Total		$–		$375,140

The following table presents the effect of derivatives instruments on the Statement of Operations for the six months ended April 30, 2015.

Effect of Derivative Instruments on the Statement of Operations:
Net Change
	Amount of Net	in Unrealized
Primary	Realized Loss	Appreciation
Risk Exposure	on Derivatives	on Derivatives	Total
	Options written	Options written
Equity risk	$ (9,302,581)	$ 5,854,566	$ (3,448,015)
Total	$ (9,302,581)	$ 5,854,566	$ (3,448,015)

Note 8 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 4,993,991 (reflecting the 1 for 5 reverse stock split that occurred prior to the opening of trading on the NYSE on June 5, 2009) issued and outstanding. In connection with the Fund’s dividend reinvestment plan, the Fund did not issue any shares during the six months ended April 30, 2015 or the year ended October 31, 2014.

Note 9 – Borrowings:

The Fund entered into a $50,000,000 committed credit facility agreement whereby the counterparty has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the counterparty. The interest on the amount borrowed is based on the 1-month LIBOR plus 0.75%. As of April 30, 2015 there was $48,000,000 outstanding in connection with the Fund’s credit facility.

The average daily amount of the borrowings on the credit facility during the six months ended April 30, 2015 was $46,223,757 with a related average interest rate of 0.92%. The maximum amount outstanding during the period was $48,000,000. As of April 30, 2015, the total value of securities segregated and pledged as collateral in connection with written options contracts and borrowings was $144,140,022.

26 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	April 30, 2015

There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

Note 10 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 11 – Subsequent Event:

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Fund’s financial statements, except as noted below.

On May 1, 2015, the Board of Trustees declared a quarterly distribution of $0.4850 per common share. The distribution was payable on May 29, 2015, to shareholders of record on May 15, 2015.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 27

SUPPLEMENTAL INFORMATION (Unaudited)	April 30, 2015

Federal Income Tax Information

In January 2016, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2015.

Results of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on April 29, 2015. Shareholders voted on the election of Trustees.

With regards to the election of the following Trustees by shareholders of the Fund:

	# of Shares in Favor	# of Shares Against	# of Shares Abstain
Jerry B. Farley	4,095,848	29,105	50,895
Roman Friedrich III	4,083,004	40,715	52,129
Ronald A. Nyberg	4,078,018	36,088	61,742

The other Trustees of the Fund not up for election in 2015 were Randall C. Barnes, Donald C. Cacciapaglia, Donald A. Chubb, Robert B. Karn III, Maynard F. Oliverius, and Ronald E. Toupin, Jr.

Trustees

The Trustees of the Guggenheim Enhanced Equity Strategy Fund and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2010	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, StrategicPlanning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	Current: Midland Care, Inc. (2011-present)

28 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	April 30, 2015

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees continued:
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2004	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2004	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 29

SUPPLEMENTAL INFORMATION (Unaudited) continued	April 30, 2015

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees continued:
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail. HealthCare (1996-2012)	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2004	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

30 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	April 30, 2015

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel. Capital Group, Inc. (2002-2010)	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

- Messrs. Barnes, Chubb and Karn are Class III Trustees. The Class III Trustees are expected to stand for re-election at the Trust’s annual meeting of shareholders for fiscal year ending October 31, 2016.

- Messrs. Cacciapaglia, Oliverius and Toupin are Class I Trustees. The Class I Trustees are expected to stand for re-election at the Trust’s annual meeting of shareholders for fiscal year ending October 31, 2017.

- Messrs. Farley, Friedrich and Nyberg, are Class II Trustees. The Class II Trustees are expected to stand for re-election at the Trust’s annual meeting of shareholders for fiscal year ending October 31, 2018.

***	This Trustee is deemed to be an "interested person" of the Fund under the 1940 Act by reason of his position with the Adviser and/or the parent of the Adviser.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 31

SUPPLEMENTAL INFORMATION (Unaudited) continued	April 30, 2015

Officers

The Officers of the Guggenheim Enhanced Equity Strategy Fund, who are not Trustees, and their principal occupations during the past five years:

Name, Address*	Position(s) held	Term of Office and	Principal Occupations
and Year of Birth	with the Trust	Length of Time Served**	During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).

32 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	April 30, 2015

Name, Address*	Position(s) held	Term of Office and	Principal Occupations
and Year of Birth	with the Trust	Length of Time Served**	During Past Five Years
Officers:
James M. Howley (1972)	Assistant Treasurer	Since 2007
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration, Van Kampen Investments, Inc.(1996-2004).

Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2008	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 33

SUPPLEMENTAL INFORMATION (Unaudited) continued	April 30, 2015

Name, Address*	Position(s) held	Term of Office and	Principal Occupations
and Year of Birth	with the Trust	Length of Time Served**	During Past Five Years
Officers:
Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

34 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited)	April 30, 2015

Unless the registered owner of common shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 35

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	April 30, 2015

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Shareowner Services LLC, P.O. Box 30170 College Station, TX 77842-3170; Attention: Shareholder Services Department, Phone Number: (866) 488-3559.

36 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

This Page Intentionally Left Blank.

FUND INFORMATION	April 30, 2015

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Funds
Investment Advisors, LLC
Donald C. Cacciapaglia*	Chicago, IL

Donald A. Chubb, Jr.	Investment Sub-Adviser
Guggenheim Partners Investment
Jerry B. Farley	Management, LLC
Santa Monica, CA
Roman Friedrich III
Accounting Agent and Administrator
Robert B. Karn III	Rydex Fund Services, LLC
Rockville, MD
Ronald A. Nyberg
Custodian
Maynard F. Oliverius	The Bank of New York Mellon Corp.
New York, NY
Ronald E. Toupin, Jr.,
Chairman	Legal Counsel
Skadden, Arps, Slate, Meagher
* Trustee is an “interested person” (as defined	& Flom LLP
in section 2(a)(19) of the 1940 Act)	New York, NY
(“Interested Trustee”) of the Trust because of
his position as the President and CEO of the	Independent Registered Public
Investment Adviser and the Sub-Adviser.	Accounting Firm
Ernst & Young LLP
Principal Executive Officers	McLean, VA
Donald C. Cacciapaglia
President and Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

38 l GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT

FUND INFORMATION continued	April 30, 2015

Privacy Principles of Guggenheim Enhanced Equity Strategy Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Guggenheim Enhanced Equity Strategy Fund?

• If your shares are held in a Brokerage Account, contact your Broker.
• If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent:
Computershare Shareowner Services LLC, P.O. Box 30170 College Station,TX 77842-3170; (866) 488-3559

This report is sent to shareholders of Guggenheim Enhanced Equity Strategy Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 392-3004.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 392-3004, by visiting the Fund’s website at guggenheiminvestments.com/gge or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or at guggenheiminvestments.com/gge. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Notice to Shareholders

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market or in private transactions.

GGE l GUGGENHEIM ENHANCED EQUITY STRATEGY FUND SEMIANNUAL REPORT l 39

ABOUT THE FUND MANAGERS

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.

Investment Philosophy

GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.

Investment Process

GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(06/15)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

CEF-GGE-SAR-0415

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for a semi-annual reporting period.
(b)
There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)      Not applicable

(a)(2)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.

(a)(3)      Not applicable.

(b)           Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Enhanced Equity Strategy Fund

By:        /s/ Donald C. Cacciapaglia

Name:   Donald C. Cacciapaglia

Title:     Chief Executive Officer

Date:     July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia

Name:    Donald C. Cacciapaglia

Title:      Chief Executive Officer

Date:      July 8, 2015

By:          /s/ John L. Sullivan

Name:    John L. Sullivan

Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      July 8, 2015